Note 22 - Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Quarterly Financial Information [Text Block]
22.	SELECTED QUARTERLY FINANCIAL DATA (Unaudited)

(Dollar amounts in thousands)	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2016	2016	2016	2016

Total interest income	$7,348	$7,405	$7,420	$7,821
Total interest expense	1,025	1,066	1,026	1,073

Net interest income	6,323	6,339	6,394	6,748
Provision for loan losses	105	105	105	255

Net interest income after provision for loan losses	6,218	6,234	6,289	6,493

Total noninterest income	909	1,173	977	485
Total noninterest expense	5,338	4,915	5,662	4,957

Income before income taxes	1,789	2,492	1,604	2,021
Income taxes	302	566	261	776

Net income	$1,487	$1,926	$1,343	$1,245

Per share data:
Net income
Basic	$0.79	$0.94	$0.60	$0.55
Diluted	0.79	0.94	0.60	0.55
Average shares outstanding:
Basic	1,878,177	2,051,137	2,247,587	2,251,412
Diluted	1,886,943	2,059,411	2,256,230	2,259,589

(Dollar amounts in thousands)	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2015	2015	2015	2015

Total interest income	$7,035	$7,066	$7,151	$7,343
Total interest expense	883	990	959	988

Net interest income	6,152	6,076	6,192	6,355
Provision for loan losses	105	-	105	105

Net interest income after provision for loan losses	6,047	6,076	6,087	6,250

Total noninterest income	796	962	1,108	1,178
Total noninterest expense	4,811	5,217	4,669	5,380

Income before income taxes	2,032	1,821	2,526	2,048
Income taxes	404	316	544	298

Net income	$1,628	$1,505	$1,982	$1,750

Per share data:
Net income
Basic	$0.79	$0.73	$0.96	$0.93
Diluted	0.78	0.73	0.96	0.92
Average shares outstanding:
Basic	2,053,660	2,058,986	2,064,054	1,884,484
Diluted	2,062,867	2,068,313	2,072,639	1,893,345